Annual Total Returns [BarChart] - Voya Solution 2040 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012	14.70%
2013	22.31%
2014	6.51%
2015	(0.33%)
2016	6.48%
2017	20.23%
2018	(9.41%)
2019	22.82%
2020	15.98%